Finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Finance expense [Abstract]
Interest expense on borrowings	$ 9,868	$ 801	$ 12,974	$ 1,349
Interest expense on hybrid financial instruments	0	13,187	0	26,748
Interest expense on lease liabilities	23	25	46	50
Amortization of capitalized borrowing costs	459	1,196	895	1,784
Loss/(gain) on embedded derivatives held at fair value through profit or loss	0	(85,909)	0	390,743
Finance expense	$ 10,350	$ (70,700)	$ 13,915	$ 420,674